Vessels, Net and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2014
Vessels, Net and Other Fixed Assets, Net [Abstract]
Vessels, Net and Other Fixed Assets, Net

5.Vessels, Net and Other Fixed Assets, Net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2013	$424,105,871	$(22,999,799)	$401,106,072
Depreciation	-	(15,075,915)	(15,075,915)
Balance, December 31, 2013	$424,105,871	$(38,075,714)	$386,030,157
Depreciation	-	(15,075,915)	(15,075,915)
Balance, December 31, 2014	$424,105,871	$(53,151,629)	$370,954,242

All the Company’s vessels are first-priority mortgaged as collateral to secure the bank loans discussed in Note 8.

As of December 31, 2013 and 2014, the cost of other fixed assets amounted to $299,922 and the accumulated depreciation amounted to $137,542 and $197,524, respectively, and consists of computer systems installed on board the vessels to improve their efficiency. Other fixed assets are stated at cost less accumulated depreciation. Depreciation for other fixed assets is calculated using the straight-line method over the useful life of the assets, which is estimated to be 5 years. Depreciation charged for 2012, 2013 and 2014 amounted to $60,232, $59,982 and $59,982, respectively.